Schedule I—Parent Company only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Schedule I—Parent Company Only Condensed Financial Information [Line Items]
SCHEDULE I—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

SCHEDULE I—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries

The parent company records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective profit or loss as “Share of (loss) earnings in subsidiaries” on the condensed statements of operations and comprehensive income (loss).

PARENT COMPANY ONLY CONDENSED BALANCE SHEETS

	As of December 31,
	2024	2023
ASSETS
Current assets
Cash	$171,327	$-
Advance to suppliers	32,000	-
Non-current assets
Investment in subsidiaries	8,467,986	7,983,271
Long-term investments	1,356,618	-
Deferred offering costs	-	316,179
Total assets	$10,027,931	$8,299,450

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Current liabilities
Due to related parties	$1,493,437	$852,599
Account payable	2,363	-
Payroll payable	22,500	-
Other payable	56,000	-
Total liabilities	$1,574,300	$852,599
SHAREHOLDERS’ EQUITY
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,839,600 and 5,000,000 shares issued and outstanding as of December 31, 2024 and 2023)	68	50
Additional paid-in-capital	7,620,339	897,308
Statutory reserves	465,572	465,572
Retained earnings	787,211	6,466,293
Accumulated other comprehensive loss	(419,559)	(382,372)
Total shareholders’ equity	8,453,631	7,446,851
Total liabilities and shareholders’ equity	$10,027,931	$8,299,450

PARENT COMPANY ONLY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the year ended December 31,
	2024	2023	2022
Share of (loss) earnings in subsidiaries	$(3,835,690)	$1,796,702	$2,360,929
Other-Than-Temporary Impairment	(1,121,382)	-	-
General and administrative expenses	(722,123)	(290,000)	(227,741)
Non-operating revenue	113	-	-
Net (loss) income	(5,679,082)	1,506,702	2,133,188
Foreign currency translation adjustment	(37,187)	(133,740)	(479,845)
Comprehensive (loss)income	$(5,716,269)	$1,372,962	$2,613,033

PARENT COMPANY ONLY CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2024	2023	2022
Cash flows from operating activities
Net cash provided by (used in) operating activities	(643,769)	172,179	496,073
Purchase of long-term investment	(2,478,000)	-	-
Net cash used in investing activities	(2,478,000)	-	-
Proceeds from initial public offering, net	3,293,096	-	-
Net cash provided by (used in) financing activities	3,293,096	(172,179)	(496,073)
Net increase (decrease) in cash and cash equivalents	171,327	-
Cash and cash equivalents at the beginning of the year	-	-	-
Cash and cash equivalents at the end of the year	$171,327	$-	$-